PROMISSORY NOTE (Details Narrative) - Revolving Credit Facility [Member] - USD ($)		3 Months Ended
	Oct. 28, 2021	Dec. 31, 2021
Line of Credit Facility [Line Items]
Line of Credit Facility, Increase (Decrease), Net		$ 1,500,000
Line of Credit Facility, Increase, Accrued Interest		$ 180,000
Secured Promissory Notes [Member]
Line of Credit Facility [Line Items]
Long-term Line of Credit	$ 3,000,000
Maturity Date	Mar. 15, 2022
Line of Credit Facility, Interest Rate During Period	12.00%